Document and Entity Information	Sep. 29, 2025
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Sep. 29, 2025
Entity Central Index Key	0000751199
Amendment Flag	false
Registrant Name	Fidelity Income Fund
Entity Investment Company Type	N-1A